Commitments and Contingencies (Action In Which We Are The Defendant) (Details) In Millions, unless otherwise specified	12 Months Ended								0 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2014 Effexor [Member] USD ($)	Dec. 31, 2014 Neurontin [Member] USD ($)	Jun. 30, 2014 Patent Infringement [Member] Teva Canada Limited Versus Pfizer Canada Inc. [Member] Effexor [Member] Pending Litigation [Member] CAD	Dec. 31, 2006 Patent Infringement [Member] Teva Canada Limited Versus Pfizer Canada Inc. [Member] Effexor [Member] Pending Litigation [Member] Patents	Dec. 31, 2012 Patent Infringement [Member] Teva Canada Limited Versus Pfizer Canada Inc. [Member] Effexor [Member] Pending Litigation [Member] CAD	Dec. 31, 2014 Damages from Product Defects [Member] Reglan [Member] court state	Dec. 31, 2014 Damages from Product Defects [Member] Class Action Versus American Optical Corporation And Various Other Defendants [Member] Pending Litigation [Member] Claim	Dec. 31, 2014 Violation Of Securities Law, Failure to Disclose Material Information [Member] USD ($)
Jan. 31, 2015
Violation Of Securities Law, Failure to Disclose Material Information [Member]
U.S. District Court For The Southern District Of New York Versus Pfizer And Several Of Our Current And Former Officers [Member]
Settled Litigation [Member]
Subsequent Event [Member]
USD ($)
																Apr. 30, 2014 Sales And Marketing Inconsistent with Patent [Member] Class Action Versus Pfizer Inc. [Member] Neurontin [Member] Settled Litigation [Member] USD ($)	Sep. 28, 2014 Average Wholesale Price [Member] State Governments Versus Pfizer, Pfizer Subsidiaries and Other Pharmaceutical Manufacturers [Member] Pending Litigation [Member] Actions	Dec. 31, 2008 Misappropriation of Information [Member] Ischemia Research and Education Foundation Versus Pfizer [Member] Pending Litigation [Member] USD ($)	Mar. 31, 2013 Environmental Remediation Litigation [Member] lagoon	Dec. 31, 2009 Product Pricing [Member] U.S. Department of Justice Versus Pfizer [Member] Protonix / Pantoprazole [Member] Actions
Loss Contingencies [Line Items]
Number of patents allegedly infringed										1
Litigation settlement income (loss)	$ 0	[1]	$ 1,342.0	[1]	$ 0	[1]	$ (56.0)	$ (610.0)			(52.5)			$ (400.0)	$ 400.0
Damages awarded									125.0									38.7
Number of claims seeking damages													61,000
Litigation settlement, amount																$ (325)
Number of federal and state courts which have rejected the theory of liability												100
Number of states which are applying the theory of liability												30
Feasibility study, number of lagoons																			2
Number of actions																	2			2

[1]	In 2013, reflects income from a litigation settlement with Teva Pharmaceutical Industries Ltd. (Teva) and Sun Pharmaceutical Industries Ltd. (Sun) for patent-infringement damages resulting from their "at-risk" launches of generic Protonix in the U.S. As of December 31, 2014, all amounts due had been collected.